Inventories (Details) - EUR (€)	Mar. 31, 2019	Dec. 31, 2018
Inventories [Line Items]
Finished Goods	€ 895,533,000	€ 774,133,000
Health care supplies	470,202,000	391,593,000
Raw materials and purchased components	237,664,000	224,054,000
Work in process	92,259,000	77,023,000
Inventories	€ 1,695,658,000	€ 1,466,803,000